TRANSACTIONS WITH RELATED PARTIES - Remuneration of key personnel (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REMUNERATION OF KEY PERSONNEL
Short-term benefits	R$ 38,903	R$ 42,181	R$ 42,448
Post-employment benefits	444	453	1,058
Other long-term benefits	383		7
Employment contract termination benefits	41
Total	R$ 39,771	R$ 42,634	R$ 43,513